Borrowings (Details) - Credit Suisse Group AG - Credit Facility - CHF (SFr)	Jun. 30, 2023	Jun. 21, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings		SFr 5,000,000
Gross Carrying Amount
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	SFr 0